Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Jan. 30, 2019
Document Effective Date	Jan. 30, 2019
Prospectus Date	Jan. 30, 2019
Dreyfus Global Multi-Asset Income Fund | Class A
Prospectus:
Trading Symbol	DRAAX
Dreyfus Global Multi-Asset Income Fund | Class C
Prospectus:
Trading Symbol	DRACX
Dreyfus Global Multi-Asset Income Fund | Class I
Prospectus:
Trading Symbol	DRAIX
Dreyfus Global Multi-Asset Income Fund | Class Y
Prospectus:
Trading Symbol	DRAYX